Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of significant accounting policies [line items]
Flow through shares expended on property exploration period	two years
Lease obligations	$ 4,031,015	$ 2,644,967			$ 3,222,380
IFRS 16 [Member]
Disclosure of significant accounting policies [line items]
Right of use asset				$ 2,826,512
Lease obligations			$ 3,222,380
Weighted-average rate			7.40%	7.40%
Bottom of Range [member]
Disclosure of significant accounting policies [line items]
Lease term period	12 months